Business Segment Information - Additional information (Detail) - Segment	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of operating segments	2
Total net sales | Product concentration risk | S&IP | Surgical drapes and gowns
Segment Reporting Information [Line Items]
Percentage of total net sales	24.00%	24.00%	24.00%
Total net sales | Product concentration risk | S&IP | Medical exam gloves
Segment Reporting Information [Line Items]
Percentage of total net sales	20.00%	20.00%	20.00%
Total net sales | Product concentration risk | S&IP | Sterilization wrap
Segment Reporting Information [Line Items]
Percentage of total net sales	10.00%	10.00%	10.00%